Schedule of unrecognised deferred tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Unused tax losses	€ 16	€ 805
Deductible temporary differences - share-based payments	210	3,124
Total unrecognised deferred tax assets	€ 226	€ 3,929